Schedule of Amount Due to Directors (Details) - Director [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Amount owing to directors	$ 1,069,384	$ 487,890
Total Amount to directors	$ 1,069,384	$ 487,890